Loans and Allowance for Credit Losses - Total Loans Outstanding by Portfolio Segment and Class of Financing Receivable (Detail) - USD ($) $ in Thousands		Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		$ 8,052,978		$ 7,457,429		$ 6,936,831
Unearned discount and fees		(24,040)		(24,718)		(20,311)
Total (Net of unearned discount and fees)		8,028,938		7,432,711		6,916,520
ACI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		274,006		324,282		434,144
Total (Net of unearned discount and fees)		274,006		324,282		434,144
ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		202,292		234,085		301,663
Unearned discount and fees		(3,495)		(4,301)		(5,752)
Total (Net of unearned discount and fees)		198,797		229,784		295,911
Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		7,576,680		6,899,062		6,201,024
Unearned discount and fees		(20,545)		(20,417)		(14,559)
Total (Net of unearned discount and fees)		7,556,135		6,878,645		6,186,465
Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		4,927,301		4,665,222		4,539,438
Commercial and Industrial | ACI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		32,343		38,047		61,993
Commercial and Industrial | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		54,596		51,694		63,716
Commercial and Industrial | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		4,840,362		4,575,481		4,413,729
Commercial and Industrial | General C&I
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable	[1]	2,620,240	[2]	2,416,665	[2],[3]	2,383,348
Commercial and Industrial | General C&I | ACI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		26,103	[2]	31,709	[1],[2]	55,278
Commercial and Industrial | General C&I | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		51,876	[2]	47,592	[1],[2]	55,320
Commercial and Industrial | General C&I | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		2,542,261	[2]	2,337,364	[1],[2]	2,272,750
Commercial and Industrial | Energy Sector
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		932,981		939,369		1,067,990
Commercial and Industrial | Energy Sector | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		932,981		939,369		1,067,990
Commercial and Industrial | Restaurant Industry
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		979,735		864,085		626,197
Commercial and Industrial | Restaurant Industry | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		979,735		864,085		626,197
Commercial and Industrial | Healthcare
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		394,345		445,103		461,903
Commercial and Industrial | Healthcare | ACI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		6,240		6,338		6,715
Commercial and Industrial | Healthcare | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		2,720		4,102		8,396
Commercial and Industrial | Healthcare | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		385,385		434,663		446,792
Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		1,218,917		1,072,707		895,908
Commercial Real Estate | Income Producing
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		1,145,810		1,001,703		831,362
Commercial Real Estate | Land and Development
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		73,107		71,004		64,546
Commercial Real Estate | ACI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		82,634		98,170		134,495
Commercial Real Estate | ACI Loans | Income Producing
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		82,634		96,673		129,914
Commercial Real Estate | ACI Loans | Land and Development
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable				1,497		4,581
Commercial Real Estate | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		16,245		20,306		29,911
Commercial Real Estate | ANCI Loans | Income Producing
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		14,735		18,354		27,185
Commercial Real Estate | ANCI Loans | Land and Development
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		1,510		1,952		2,726
Commercial Real Estate | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		1,120,038		954,231		731,502
Commercial Real Estate | Originated Loans | Income Producing
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		1,048,441		886,676		674,263
Commercial Real Estate | Originated Loans | Land and Development
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		71,597		67,555		57,239
Consumer
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		1,688,483		1,525,859		1,350,143
Consumer | Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		1,616,157		1,457,170		1,256,850
Consumer | Other
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		72,326		68,689		93,293
Consumer | ACI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		159,029		188,065		237,656
Consumer | ACI Loans | Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		157,632		186,375		235,131
Consumer | ACI Loans | Other
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		1,397		1,690		2,525
Consumer | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		120,749		152,927		196,741
Consumer | ANCI Loans | Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		117,801		145,747		190,794
Consumer | ANCI Loans | Other
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		2,948		7,180		5,947
Consumer | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		1,408,705		1,184,867		915,746
Consumer | Originated Loans | Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		1,340,724		1,125,048		830,925
Consumer | Originated Loans | Other
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		67,981		59,819		84,821
Small Business Lending
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		218,277		193,641		151,342
Small Business Lending | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		10,702		9,158		11,295
Small Business Lending | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable		$ 207,575		$ 184,483		140,047
Covered by FDIC Loss Sharing Agreements
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable	[4]					189,152
Covered by FDIC Loss Sharing Agreements | ACI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable	[4]					147,236
Covered by FDIC Loss Sharing Agreements | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total loan outstanding and financing receivable	[4]					$ 41,916

[1]	This category for ACI loans includes all pooled commercial and industrial loans which may contain certain energy, restaurant, healthcare or services loan types.
[2]	This category for ACI loans includes all pooled commercial and industrial loans which may contain certain restaurant, healthcare or services loan types.
[3]	The recorded investment of a loan also includes any interest receivable, net unearned discount or fees, and unamortized premium or discount.
[4]	As of December 31, 2012, the Company had submitted claims in excess of the first threshold of $347 million and had been reimbursed the 80% of the covered losses by the FDIC up to this initial threshold. Subsequent claims between $347 million and $504 million are not reimbursable under the loss share agreement. On January 5, 2016, a settlement agreement was finalized with the FDIC to end the loss share agreement at a nominal cost and the Company had no FDIC indemnification asset recorded as of December 31, 2016 and 2015.